Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Percentage of income from product and services	3.00%
Royalties expenses	$ 67	$ 10
Maximum total royalty amount	6,961
Potential liability	$ 453